                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05476

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/2004
                          ----------

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ITEM 1:      REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
 ANNUAL
   REPORT

LORD ABBETT
  GLOBAL EQUITY FUND
  GLOBAL INCOME FUND


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT GLOBAL FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31,2004

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Lord Abbett Global Equity and Lord Abbett Global Income Fund's strategies and performance for the fiscal year ended December 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

    BEST REGARDS,

    /s/ Robert S. Dow
    ROBERT S. DOW
    CHAIRMAN

--------------------------------------------------------------------------------

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. The economic recovery became increasingly well established during the year and into the fourth quarter, with strong growth in developed countries and rapid expansion in emerging markets, including Asia and Latin America. The United States continued to drive global growth, with help from Asia. The recovery in the euro area was more moderate as the euro strengthened against the U.S. dollar in world markets, negatively affecting exports from European nations. Lack of intervention either to weaken the euro or support the dollar kept currency dynamics in play throughout the quarter.

    Global equity markets recorded solid gains during the period, propelled by the strongest global growth in over 20 years and strong foreign currencies. The non-U.S. markets continued to outperform the U.S. market. This marks the third year in a row that international stocks, as measured by the MSCI Europe, Australasia, Far East (EAFE(R)) Index,(1) has outperformed the U.S. market, as measured by the S&P 500 Index.(2)

    In the United States, the Federal Reserve Board (the Fed) continued its measured increase in interest rates, amid signs that inflation remained under control, raising the fed funds rate twice in the fourth quarter to 2.25%. The Bank of England, which had been the first to increase rates in November 2003, left its key rate at 4.75% in the fourth quarter, after five successive increases. The European Central Bank (ECB) and the Bank of Japan, however, kept rates stable, as inflation in the euro region remained higher than the ECB's target and Japan's economic growth faltered.

LORD ABBETT GLOBAL EQUITY FUND

Q:  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A: For the fiscal year ended December 31, 2004, Lord Abbett Global Equity Fund (the

                                                                               1
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"Fund") returned 11.99%, reflecting performance at the Net Asset Value (NAV) of
Class A shares with all distributions reinvested, compared with its benchmark, the MSCI(R) World Index,(3) which returned 15.25% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 5.57%; 5 Years: -2.08% and 10
Years: 3.50%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund's investment strategy, which was defensive over the first eight months of the year, turned more bullish in the last quarter as it became clearer that the United States and China had exited from the troublesome "soft patch" in growth seen in the third quarter. Despite continuing weakness in the European and Japanese economies in the latter part of the year, overall macroeconomic factors were supportive of markets and the fund participated strongly in the year-end rally. As the year ended, valuations remained attractive, dividend yields high and corporate free cash flow was exceptionally strong in all regions of the world.

    The main sectors that detracted from the Fund's relative performance were consumer discretionary, energy and healthcare. Stock selection in the consumer discretionary sector significantly hurt performance. U.S. and U.K. media stocks and American retail companies performed poorly over the year. Poor stock selection and an underweight position in the energy sector both weighed on performance during the year. A number of energy companies in emerging markets such as China, Brazil and Russia performed poorly. The healthcare sector had a difficult year and the Fund's large U.S. pharmaceutical holdings were the worst performers in the sector.

    Enhancing the Fund's relative return over the year were the information technology, telecommunications services and consumer staples sectors. The information technology sector on the

2
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whole did not perform well, but the Fund was underweight versus the index, which minimized losses. However, stock selection was a large contributor to returns on the back of stellar returns from a U.S. personal computer and multimedia player manufacturer. Stock selection within the consumer discretionary sector aided the Fund's performance. A number of European wireless and traditional phone companies had strong returns for the year. The consumer staples sector enhanced relative returns through good stock selection. Returns were led by a U.K.-based food retailer, a number of non-U.S. tobacco companies and a U.S. soft drink maker.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT GLOBAL INCOME FUND

Q.  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A. For the fiscal year ended December 31, 2004, the Fund returned 8.40%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Global Aggregate Bond Index,(4) which returned 9.24% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 3.26%; 5 Years: 6.37% and 10
Years: 5.94%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

    Contributing to performance in the period were portfolio holdings in currencies, particularly in European currencies where the portfolio was overweight the benchmark. A smaller overweight in Asian currencies also added to performance. The portfolio continued to remain underweight the U.S. dollar,

                                                                               3
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which weakened throughout the period against its major competitors.

    Also adding to performance were holdings in sectors not included in the benchmark: high-yield corporate bonds and emerging market sovereign bonds. High-yield corporate bonds benefited from the improving environment for business and stronger corporate earnings, which lowered perceptions of riskiness in the sector, tightening yield spreads and boosting prices higher. The yield spread - the difference between the yield of a corporate and a Treasury security - is an important indicator of market sentiment. Narrower or tighter spreads show improving sentiment as investors demand less incremental yield to compensate for risks, and vice versa. Spreads also tightened in the emerging market sector, as commodity-producing nations in particular reaped the benefits of high commodity prices and credit fundamentals improved.

    In the U.S. market, the portfolio continued to maintain an overweight at the long end of the maturity curve, particularly in 30-year bonds, which also added to performance as long-maturity bonds outperformed shorter maturities in the quarter.

    Detracting from performance was the portfolio's underweight in investment-grade bonds, where spreads also tightened, although marginally. The portfolio was also underweight the mortgage-backed securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as regulatory bodies increased their scrutiny of accounting practice at both mortgage lenders. As these securities seemingly weathered the crisis, spreads tightened, detracting slightly from Fund performance.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS, INCLUDING THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The MSCI Europe, Australasia and Far East (EAFE(R)) Index is an unmanaged capitalization index representing the industry composition and a sampling of small-, medium- and large- capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia and the Far East. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(2) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(3) The MSCI(R) World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia and the Far

4
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East, with values expressed in U.S. dollars. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(4) The Lehman Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities and USD investment grade 144A securities. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Funds' management and the portfolio holdings described in this report are as of December 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI(R)) World Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                THE FUND (CLASS A SHARES)    THE FUND (CLASS A SHARES) AT MAXIMUM          MSCI(R)
                    AT NET ASSET VALUE               OFFERING PRICE(1)                 WORLD INDEX(2)
12/31/94               $       10,000               $        9,425                      $       10,000
12/31/95               $       10,919               $       10,291                      $       12,132
12/31/96               $       11,833               $       11,153                      $       13,830
12/31/97               $       12,778               $       12,044                      $       16,075
12/31/98               $       13,937               $       13,136                      $       20,062
12/31/99               $       15,661               $       14,761                      $       25,145
12/31/2000             $       16,410               $       15,466                      $       21,897
12/31/2001             $       12,669               $       11,940                      $       18,279
12/31/2002             $       10,568               $        9,960                      $       14,708
12/31/2003             $       13,356               $       12,588                      $       19,673
12/31/2004             $       14,957               $       14,097                      $       22,673

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2004

                       1 YEAR     5 YEARS    10 YEARS  LIFE OF CLASS
           CLASS A(3)   5.57%      -2.08%       3.50%            --
           CLASS B(4)   7.29%      -1.72%         --           2.71%
           CLASS C(5)  11.28%      -1.58%         --           2.73%
           CLASS Y(6)     --          --          --          11.57%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2004, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) Class C Shares were first offered on July 15, 1996 and made available to the public on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance began on August 1, 1996 and is at net asset value.
(6) Class Y shares were first offered on October 19, 2004. Performance is at net asset value.

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Global Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND (CLASS A SHARES)     THE FUND (CLASS A SHARES) AT MAXIMUM          LEHMAN GLOBAL
                 AT NET ASSET VALUE                  OFFERING PRICE(1)               AGGREGATE BOND INDEX(2)
12/31/94          $       10,000                      $        9,525                      $       10,000
12/31/95          $       11,786                      $       11,226                      $       11,965
12/31/96          $       12,507                      $       11,913                      $       12,553
12/31/97          $       13,036                      $       12,417                      $       13,027
12/31/98          $       14,442                      $       13,756                      $       14,815
12/31/99          $       13,074                      $       12,453                      $       14,048
12/31/2000        $       13,069                      $       12,448                      $       14,495
12/31/2001        $       13,313                      $       12,681                      $       14,722
12/31/2002        $       15,297                      $       14,570                      $       17,153
12/31/2003        $       17,253                      $       16,434                      $       19,296
12/31/2004        $       18,703                      $       17,814                      $       21,079

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2004

                 1 YEAR     5 YEARS    10 YEARS    INCEPTION
      CLASS A(3)   3.26%       6.37%       5.94%           --
      CLASS B(4)   3.58%       6.63%         --          4.94%
      CLASS C(5)   7.59%       6.77%         --          5.13%
      CLASS P(6)   7.34%       7.08%         --          5.01%
      CLASS Y(7)     --          --          --          5.79%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%.
(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2004, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) Class C shares were first offered on July 15,1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares were first offered on March 4, 1999. Performance is at net asset value.
(7) Class Y shares were first offered on October 19, 2004. Performance is at net asset value.

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EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/04 - 12/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8
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GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING     ENDING     EXPENSES
                                               ACCOUNT     ACCOUNT   PAID DURING
                                                VALUE       VALUE      PERIOD+
                                             ----------- ----------- -----------
                                                                       7/1/04 -
                                               7/1/04     12/31/04     12/31/04
                                             ----------- ----------- -----------
CLASS A
Actual                                       $  1,000.00 $  1,100.10   $   10.93
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,014.73   $   10.48
CLASS B
Actual                                       $  1,000.00 $  1,096.60   $   14.28
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,011.51   $   13.70
CLASS C
Actual                                       $  1,000.00 $  1,096.50   $   14.28
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,011.51   $   13.70
CLASS Y*
Actual                                       $  1,000.00 $  1,115.70   $    9.09
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,016.54   $    8.67

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.07% for Class A, 2.71% for Classes B and C, and 1.71% for Class Y) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
* Commencement of offering of class shares was on October 19, 2004.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2004

SECTOR                        %*
Consumer Discretionary       8.96%
Consumer Staples             9.70%
Energy                       7.24%
Financials                  21.46%
Health Care                  8.95%
Industrials                 13.74%
Information Technology      11.09%
Materials                    8.00%
Short-Term Investment        2.50%
Telecommunication Services   7.25%
Utilities                    1.11%
Total                      100.00%

* Represents percent of total investments.

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING    ENDING     EXPENSES
                                               ACCOUNT     ACCOUNT   PAID DURING
                                                VALUE       VALUE      PERIOD+
                                             ----------- ----------- -----------
                                                                       7/1/04 -
                                               7/1/04     12/31/04     12/31/04
                                             ----------- ----------- -----------
CLASS A
Actual                                       $  1,000.00 $  1,101.70   $    7.34
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,018.15   $    7.05
CLASS B
Actual                                       $  1,000.00 $  1,096.70   $   10.70
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,014.93   $   10.28
CLASS C
Actual                                       $  1,000.00 $  1,096.70   $   10.70
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,014.93   $   10.28
CLASS P
Actual                                       $  1,000.00 $  1,091.30   $    7.83
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,017.65   $    7.56
CLASS Y*
Actual                                       $  1,000.00 $  1,057.90   $    5.33
Hypothetical (5% Return Before Expenses)     $  1,000.00 $  1,019.96   $    5.23

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.03% for Classes B and C, 1.49% for Class P and 1.03% for Class Y) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
* Commencement of offering of class shares was on October 19, 2004.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2004

SECTOR                         %*
Agency                       5.51%
Banking                      7.51%
Basic Industry                .97%
Capital Goods                 .17%
Communications                .07%
Consumer Non-Cyclical         .47%
Energy                        .16%
Finance & Investment        22.54%
Foreign Sovereign           28.73%
Government Guaranteed        8.41%
Media                         .66%
Mortgage Backed              2.99%
Services Cyclical             .20%
Services Non-Cyclical         .49%
Short-Term Investment        5.32%
Sovereign                   12.45%
Supranational                1.10%
Technology & Electronics      .18%
Telecommunications            .98%
Utilities                    1.09%
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS
GLOBAL EQUITY FUND DECEMBER 31, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCK 96.39%

AUSTRALIA 1.16%
Qantas Airways Ltd.                              152,585         $           444
Zinifex Ltd.*                                    234,596                     430
                                                                 ---------------
TOTAL                                                                        874
                                                                 ---------------

AUSTRIA 1.85%
Bank Austria Creditanstalt                         7,215                     652
Erste Bank Der Oesterreichische
Sparkasse Ag                                       3,058                     163
Telekom Austria Ag                                30,587                     580
                                                                 ---------------
TOTAL                                                                      1,395
                                                                 ---------------

BERMUDA 0.96%
Tyco Int'l., Ltd.                                 20,300                     726
                                                                 ---------------

BRAZIL 0.43%
Companhia De Bebidas Das
Americas Adr                                      11,400                     323
                                                                 ---------------

CANADA 0.38%
Opti Canada, Inc.*                                17,800                     289
                                                                 ---------------

CZECH REPUBLIC 0.65%
Komercni Banka AS                                  3,342                     490
                                                                 ---------------

DENMARK 0.47%
Tele Danmark AS                                    8,300                     351
                                                                 ---------------

FINLAND 1.14%
Nokia Oyj                                         13,400                     211
Stora Enso Oyj-R Shares                           21,000                     322
Upm-Kymmene Oyj                                   14,700                     327
                                                                 ---------------
TOTAL                                                                        860
                                                                 ---------------

FRANCE 4.98%
Air France-KLM                                    12,600                     240
AXA                                               13,610                     336
BNP Paribas S.A.                                   4,465                     324
Credit Agricole S.A.                              15,400                     465
France Telecom S.A.                                7,958                     263
Lafarge S.A.                                       5,118         $           494
Sanofi-Aventis                                     2,745                     219
Schneider Electric S.A.                            6,295                     438
Thomson                                           15,153                     401
Total S.A.                                         1,479                     323
Vinci S.A.                                         1,873                     252
                                                                 ---------------
TOTAL                                                                      3,755
                                                                 ---------------

GERMANY 1.36%
BASF AG                                            9,475                     683
Deutsche Telekom AG
Registered Shares*                                15,113                     342
                                                                 ---------------
TOTAL                                                                      1,025
                                                                 ---------------

HONG KONG 2.05%
Bank of East Asia, Ltd. (The)                     79,900                     248
Cheung Kong (Holdings) Ltd.                       17,200                     172
China Mobile (Hong Kong) Ltd.                    144,000                     488
China Unicom Ltd.                                206,000                     163
Texwinca Holdings Ltd.                           500,500                     473
                                                                 ---------------
TOTAL                                                                      1,544
                                                                 ---------------

HUNGARY 0.22%
Gedeon Richter Rt.                                 1,325                     166
                                                                 ---------------

INDIA 0.45%
Reliance Industries Ltd.                          27,500                     338
                                                                 ---------------

ISRAEL 0.47%
Teva Pharmaceutical Industries
Ltd. ADR                                          11,800                     352
                                                                 ---------------

ITALY 2.06%
Enel S.P.A.                                       33,773                     332
Saipem S.P.A.                                     22,022                     265
Telecom Italia S.P.A.                            128,329                     417
Telecom Italia (RNC) S.P.A.                      131,051                     536
                                                                 ---------------
TOTAL                                                                      1,550
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
--------------------------------------------------------------------------------
JAPAN 9.06%
Bank of Yokohama Ltd. (The)                       55,000         $           347
Credit Saison Co. Ltd.                            12,400                     451
East Japan Railway Co.                                56                     311
Fanuc Ltd.                                         4,000                     262
HOYA Corp.                                         3,700                     418
INPEX Corp.*                                          39                     197
Japan Tobacco Inc.                                    42                     480
Konica Minolta
Holdings, Inc.                                    25,500                     338
Lawson, Inc.                                      14,700                     542
Mitsubishi Tokyo Financial
Group, Inc.                                           31                     315
OBIC Co., Ltd.                                     1,300                     258
ORIX Corp.                                         3,734                     507
Sumitomo Corp.                                    68,000                     587
Sumitomo Electric
Industries, Ltd.                                  39,012                     424
Taiyo Yuden Co., Ltd.                             29,000                     337
Takefuji Corp.                                    10,470                     708
Yamanouchi
Pharmaceutical Co., Ltd.                           8,800                     343
                                                                 ---------------
TOTAL                                                                      6,825
                                                                 ---------------
NETHERLANDS 1.42%
IHC Caland N.V.                                    7,916                     503
ING Groep N.V. CVA                                18,900                     572
                                                                 ---------------
TOTAL                                                                      1,075
                                                                 ---------------

SINGAPORE 0.58%
DBS Group Holdings Ltd.                           44,600                     440
                                                                 ---------------

SOUTH KOREA 0.44%
Samsung Electronics
Co., Ltd.                                            771                     336
                                                                 ---------------

SPAIN 1.51%
ACS, Actividades de Construccion
Y Servicios, S.A.                                 26,537                     606
Gestevision Telecinco S.A.*                       25,919         $           535
                                                                 ---------------
TOTAL                                                                      1,141
                                                                 ---------------

SWEDEN 0.72%
Skandia Forsakrings AB                           108,500                     540
                                                                 ---------------

SWITZERLAND 2.12%
Nestle S.A. Registered Shares                      1,140                     298
Novartis AG Registered Shares                     12,363                     623
UBS AG Registered Shares                           8,071                     677
                                                                 ---------------
TOTAL                                                                      1,598
                                                                 ---------------

TAIWAN 1.18%
Chinatrust Financial Holding
Co., Ltd.                                        305,000                     365
Mediatek, Inc.                                    43,533                     297
Siliconware Precision Industries
Co., Ltd.                                        276,000                     228
                                                                 ---------------
TOTAL                                                                        890
                                                                 ---------------

THAILAND 0.38%
Thai Oil Public Co. Ltd.*                        216,200                     284
                                                                 ---------------

TURKEY 0.63%
Turkiye Garanti Bankasi A.S.
ADR*                                             100,000                     316
Turkiye Is Bankasi (Isbank) GDR
Registered Shares                                 28,300                     156
                                                                 ---------------
TOTAL                                                                        472
                                                                 ---------------

UNITED KINGDOM 8.61%
BP plc                                            22,769                     222
British Aerospace North America plc              122,393                     542
Cadbury Schweppes plc                             54,003                     503
Diageo plc                                        12,766                     182
Glaxosmithkline plc                               11,409                     268
HSBC Holdings plc                                 24,089                     406
National Grid Transco plc                         51,873                     494
Prudential plc                                    70,023                     609

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
--------------------------------------------------------------------------------
Reed Elsevier plc                                 58,957         $           544
Royal Bank of Scotland Group plc                  15,149                     509
Tesco plc                                         66,780                     412
Tullow Oil plc                                    91,098                     267
Virgin Mobile Holdings (UK) plc*                  60,492                     264
Vodafone Group plc                               318,849                     865
William Morrison Supermarkets plc                100,140                     398
                                                                 ---------------
TOTAL                                                                      6,485
                                                                 ---------------

UNITED STATES 51.11%
Adobe Systems Inc.                                 2,500                     157
Alcoa, Inc.                                       13,300                     418
American Express Co.                               4,800                     271
American Int'l. Group, Inc.                        9,500                     624
Amgen, Inc.*                                       3,200                     205
Apple Computer, Inc.*                              3,800                     245
Archer-Daniels-Midland Co.                         7,900                     176
Baker Hughes, Inc.                                12,900                     550
Bank of America Corp.                              9,150                     430
Bank of New York Co., Inc. (The)                  14,700                     491
Baxter Int'l., Inc.                               14,000                     484
Bristol-Myers Squibb Co.                           8,800                     225
Cardinal Health, Inc.                              8,100                     471
CIGNA Corp.                                        4,100                     334
Cisco Systems, Inc.*                              15,300                     295
Citigroup, Inc.                                   17,000                     819
Clear Channel Communications,
Inc.                                              13,900                     466
Clorox Co. (The)                                   8,100                     477
Comcast Corp. Class A*                            20,400                     670
Corning, Inc.*                                    22,600                     266
CSX Corp.                                          9,300                     373
CVS Corp.                                          4,900                     221
Deere & Co.                                       14,700                   1,094
Dell, Inc.*                                        5,200                     219
E.I. du Pont de Nemours & Co.                     11,000         $           540
Eaton Corp.                                        8,200                     593
eBay, INC.*                                        3,300                     384
Eli Lilly & Co.                                    2,400                     136
EMC Corp.*                                        61,000                     907
Emerson Electric Co.                               4,500                     315
Exxon Mobil Corp.                                 36,500                   1,871
Federal National Mortgage Assoc.                   1,300                      93
Gap, Inc. (The)                                   24,000                     507
Genentech, Inc.*                                   3,000                     163
General Electric Co.                              30,400                   1,110
Gillette Co.                                       9,100                     407
H.J. Heinz Co.                                     5,200                     203
Hartford Financial Group, Inc.                     3,700                     256
Illinois Tool Works, Inc.                          3,900                     361
Intel Corp.                                       13,640                     319
International Paper Co.                           22,200                     932
Johnson & Johnson                                  4,900                     311
Jpmorgan Chase & Co.                              26,032                   1,016
Kellogg Co.                                        8,500                     380
Kraft Foods, Inc. Class A                         18,535                     660
Kroger Co.*                                       16,500                     289
Medimmune, Inc.*                                   4,600                     125
Mellon Financial Corp.                            18,800                     585
Merck & Co., Inc.                                  9,200                     296
Merrill Lynch & Co., Inc.                          8,300                     496
Microsoft Corp.                                   25,800                     689
Monsanto Co.                                       7,800                     433
Motorola, Inc.                                    51,100                     879
Newmont Mining Corp.                              10,600                     471
NIKE, Inc. Class B                                 4,800                     435
Parker Hannifin Corp.                              4,900                     371
Pepsico, Inc.                                     13,900                     726
Pfizer, Inc.                                      21,800                     586
Praxair, Inc.                                     12,900                     570

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL EQUITY FUND DECEMBER 31, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         5,200         $           286
QUALCOMM, Inc.                                     5,400                     229
SBC Communications, Inc.                          13,600                     350
Schering-plough Corp.                             20,800                     434
Schlumberger Ltd.(a)                               9,300                     623
Solectron Corp.*                                  62,900                     335
Target Corp.                                       7,200                     374
Teradyne, Inc.*                                    9,000                     154
Tribune Co.                                       11,000                     464
U.S. Bancorp                                       6,600                     207
Union Pacific Corp.                                6,400                     430
United Parcel Service, Inc.
CLASS B                                            5,000                     427
UnitedHealth Group, Inc.                           2,200                     194
VERITAS Software Corp.*                            6,400                     183
Verizon Communications, Inc.                      19,300                     782
Viacom, Inc. Class B                              14,600                     531
Wachovia Corp.                                    10,200                     537
Wal-Mart Stores, Inc.                              5,000                     264
Walt Disney Co. (The)                             32,100                     892
Waste Management, Inc.                            11,100                     332
Wells Fargo & Co.                                  6,400                     398
Wyeth                                             17,100                     728
Xerox Corp.*                                      42,200                     718
Yahoo!, Inc.*                                      6,400                     241
                                                                 ---------------
TOTAL                                                                     38,509
                                                                 ---------------
TOTAL COMMON STOCKS
(Cost $65,358,258)                                                        72,633
                                                                 ===============

                                               PRINCIPAL                  U.S. $
                                                  AMOUNT                   VALUE
INVESTMENTS                                        (000)                   (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.48%

REPURCHASE AGREEMENT 2.48%

Repurchase Agreement dated 12/31/2004,
1.80% due 1/3/2005 with State Street
Bank & Trust Co. collateralized by
$1,475,000 of United States Treasury
Notes at 3.375% due 1/15/2007; value:
$1,909,979; proceeds: $1,866,893 (Cost
$1,866,613)                              $         1,867         $         1,867
                                                                 ===============
TOTAL INVESTMENTS IN SECURITIES
98.87%
(Cost $67,224,871)                                                        74,500
                                                                 ===============
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES 1.13%                                                  851
                                                                 ---------------
NET ASSETS 100.00%                                               $        75,351
                                                                 ===============

   * Non-income producing security.
 (a) Foreign security traded in U.S. dollars.
 ADR American Depository Receipt.
 GDR Global Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
GLOBAL INCOME FUND DECEMBER 31, 2004

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                  INTEREST       MATURITY             CURRENCY              US $
INVESTMENTS                                           RATE           DATE                (000)             VALUE
----------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.12%

FOREIGN NOTES & BONDS 63.40%

ARGENTINA 0.06%
Republic of Argentina                                2.008%#     8/3/2012     USD           50   $        42,793
                                                                                                 ---------------

AUSTRALIA 0.18%
Australian Government(a)                              7.50%     7/15/2005     AUD          158           125,340
                                                                                                 ---------------

BRAZIL 0.43%
Republic of Brazil, Federal                          8.875%    10/14/2019     USD           50            52,825
Republic of Brazil, Federal                          10.50%     7/14/2014     USD          200           237,500
                                                                                                 ---------------
TOTAL                                                                                                    290,325
                                                                                                 ---------------

CANADA 1.29%
Government of Canada(a)                               5.50%      6/1/2010     CAD          577           520,704
Potash Corp. of Saskatchewan                          7.75%     5/31/2011     USD           65            76,667
Shaw Communications, Inc.(a)                          7.50%    11/20/2013     CAD          200           178,899
Telus Corp.                                           8.00%      6/1/2011     USD           85           100,861
                                                                                                 ---------------
TOTAL                                                                                                    877,131
                                                                                                 ---------------

DENMARK 0.50%
Kingdom of Denmark(a)                                 4.00%     8/15/2008     DKK        1,800           341,247
                                                                                                 ---------------

ECUADOR 0.01%
Republic of Ecuador+                                  8.00%#    8/15/2030     USD           10             8,675
                                                                                                 ---------------

FRANCE 6.80%
France Telecom S.A.                                   9.25%      3/1/2031     USD          185           251,526
French Treasury Note(a)                               3.50%     7/12/2009     EUR        2,400         3,333,828
French Treasury Note(a)                               4.50%     7/12/2006     EUR          735         1,030,811
                                                                                                 ---------------
TOTAL                                                                                                  4,616,165
                                                                                                 ---------------

GERMANY 23.27%
Aries Vermoegensverwaltungs Gmbh+                     9.60%    10/25/2014     USD           55            67,925
Bundesrepublik Deutschland(a)                         4.25%     2/18/2005     EUR          495           674,460
Bundesrepublik Deutschland(a)                         4.25%     2/15/2008     EUR        1,633         2,319,160
Bundesrepublik Deutschland(a)                         4.25%      1/4/2014     EUR        1,250         1,783,196
Bundesrepublik Deutschland(a)                         4.75%      7/4/2028     EUR           39            57,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2004

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                  INTEREST       MATURITY             CURRENCY              US $
INVESTMENTS                                           RATE           DATE                (000)             VALUE
----------------------------------------------------------------------------------------------------------------
Bundesrepublik Deutschland(a)                         4.75%      7/4/2034     EUR        1,010   $     1,479,443
Bundesrepublik Deutschland(a)                         5.00%     2/17/2006     EUR        2,205         3,085,618
Bundesrepublik Deutschland(a)                         5.25%      1/4/2011     EUR          969         1,461,874
Bundesrepublik Deutschland(a)                        5.375%      1/4/2010     EUR          250           375,818
Kreditanstalt fur Wiederaufbau(a)                     4.25%      7/4/2014     EUR        2,300         3,275,032
Kreditanstalt fur Wiederaufbau(a)                    5.625%    11/27/2007     EUR          835         1,223,912
                                                                                                 ---------------
TOTAL                                                                                                 15,803,448
                                                                                                 ---------------

GREECE 0.64%
Hellenic Republic(a)                                  5.25%     5/18/2012     EUR          290           437,590
                                                                                                 ---------------

ITALY 1.19%
Buoni Poliennali del Tesoro(a)                        6.00%      5/1/2031     EUR          475           807,664
                                                                                                 ---------------

JAPAN 11.97%
Japan-58 (20 Year Issue)(a)                           1.90%     9/20/2022     JPY       36,000           350,799
Japan-190 (10 Year Issue)(a)                          2.90%    12/20/2006     JPY      172,000         1,771,622
Japan-199 (10 Year Issue)(a)                          2.20%    12/20/2007     JPY       73,000           753,709
Japan-230 (10 Year Issue)(a)                          1.60%     3/21/2011     JPY      196,950         2,013,831
Japan-237 (10 Year Issue)(a)                          1.50%     3/20/2012     JPY       66,900           675,360
Japan-264 (10 Year Issue)(a)                          1.50%     9/20/2014     JPY       65,000           640,525
Japan Finance Corp. Municipal Enterprises(a)          1.55%     2/21/2012     JPY      191,000         1,928,069
                                                                                                 ---------------
TOTAL                                                                                                  8,133,915
                                                                                                 ---------------

LUXEMBOURG 0.47%
Telecom Italia Capital S.A.+                          4.00%     1/15/2010     USD          100            98,159
Telecom Italia Capital S.A.                           5.25%    11/15/2013     USD          215           217,690
                                                                                                 ---------------
TOTAL                                                                                                    315,849
                                                                                                 ---------------

MEXICO 0.20%
United Mexican States                                 6.75%     9/27/2034     USD          135           133,650
                                                                                                 ---------------

NETHERLANDS 6.06%
Netherlands Government(a)                             3.00%     7/15/2006     EUR        3,000         4,114,469
                                                                                                 ---------------

OTHER 5.88%
European Investment Bank(a)                          2.125%     9/20/2007     JPY       74,000           760,205
European Investment Bank(a)                           3.00%     9/20/2006     JPY      186,000         1,903,488
European Investment Bank(a)                           6.25%     12/7/2008     GBP          657         1,326,847
                                                                                                 ---------------
TOTAL                                                                                                  3,990,540
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2004

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                  INTEREST       MATURITY             CURRENCY              US $
INVESTMENTS                                           RATE           DATE                 (000)            VALUE
----------------------------------------------------------------------------------------------------------------
PERU 0.44%
Republic of Peru(a)                                   7.50%    10/14/2014     EUR          200   $       301,446
                                                                                                 ---------------

POLAND 0.08%
Republic of Poland                                    5.25%     1/15/2014     USD           55            56,856
                                                                                                 ---------------

ROMANIA 0.62%
Romania Government(a)                               10.625%     6/27/2008     EUR          250           417,922
                                                                                                 ---------------

RUSSIA 0.10%
Russian Federation+                                   5.00%#    3/31/2030     USD           65            67,275
                                                                                                 ---------------

SOUTH AFRICA 0.12%
Republic of South Africa                              6.50%      6/2/2014     USD           75            82,312
                                                                                                 ---------------

SWEDEN 0.61%
Swedish Government(a)                                 8.00%     8/15/2007     SEK        2,425           412,635
                                                                                                 ---------------

UNITED KINGDOM 2.48%
United Kingdom Treasury(a)                            4.00%      3/7/2009     GBP          111           209,238
United Kingdom Treasury(a)                            5.00%      9/7/2014     GBP           87           173,200
United Kingdom Treasury(a)                            6.00%     12/7/2028     GBP          300           706,302
United Kingdom Treasury(a)                            9.00%     7/12/2011     GBP          249           598,588
                                                                                                 ---------------
TOTAL                                                                                                  1,687,328
                                                                                                 ---------------
TOTAL FOREIGN NOTES & BONDS
(Cost $36,215,144)                                                                                    43,064,575
                                                                                                 ===============

UNITED STATES NOTES & BONDS 32.72%
Amerada Hess Corp.                                   7.875%     10/1/2029     USD           50            59,336
American Standard Cos., Inc.                         7.625%     2/15/2010     USD          100           114,450
AT&T Broadband Corp.                                 9.455%    11/15/2022     USD          100           138,650
Comed Transitional Funding 1998-1 A5                  5.44%     3/25/2007     USD           74            74,495
Corn Products Int'l., Inc.                            8.45%     8/15/2009     USD          125           145,137
Corning, Inc.                                         5.90%     3/15/2014     USD           30            30,217
Cox Communications, Inc.+                             5.45%    12/15/2014     USD           50            50,093
CS First Boston 1998-C2 A1                            5.96%    11/11/2030     USD          567           580,536
CS First Boston Mortgage 2004-C5 A4                  4.829%    11/15/2037     USD          195           194,628
Dun & Bradstreet Corp. (The)                         6.625%     3/15/2006     USD          237           243,309
Federal Home Loan Mortgage Corp.                      6.50%           TBA     USD        1,230         1,290,731
Federal Home Loan Mortgage Corp.(a)                   4.75%     1/15/2013     EUR          151           220,576

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2004

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                  INTEREST       MATURITY             CURRENCY              US $
INVESTMENTS                                           RATE           DATE                 (000)            VALUE
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. A22363               5.00%      5/1/2034     USD          315   $       312,771
Federal Home Loan Mortgage Corp. B13801               4.50%      4/1/2019     USD          635           633,673
Federal Home Loan Mortgage Corp. B15140               4.50%      6/1/2019     USD          217           216,375
Federal Home Loan Mortgage Corp. B15593               5.50%      7/1/2019     USD          170           175,560
Federal Home Loan Mortgage Corp. B15776               5.00%      7/1/2019     USD          260           263,745
Federal Home Loan Mortgage Corp. C63990               7.00%      2/1/2032     USD          180           190,924
Federal Home Loan Mortgage Corp. G01658               5.00%      2/1/2034     USD          314           312,716
Federal National Mortgage Assoc.                      4.75%     2/21/2013     USD        3,041         3,027,708
Federal National Mortgage Assoc.                      5.50%      5/1/2034     USD          397           403,519
Ford Motor Credit Corp.                              6.875%      2/1/2006     USD        1,045         1,076,837
Fort James Corp.                                     6.875%     9/15/2007     USD          210           224,175
General Electric Co.                                  5.00%      2/1/2013     USD          224           230,196
General Mills, Inc.                                  5.125%     2/15/2007     USD          100           102,723
General Motors Corp.                                  8.00%     11/1/2031     USD          125           128,845
GMAC Commercial Mortgage Securities, Inc.
2003-C1 A2                                           4.079%     5/10/2036     USD          705           679,868
Goldman Sachs Group, Inc. (The)                      6.875%     1/15/2011     USD          245           276,749
Harrah's Operating Co., Inc.                          8.00%      2/1/2011     USD           85            98,845
Household Finance Corp.                               7.00%     5/15/2012     USD          150           171,547
Int'l. Flavors & Fragrances, Inc.                     6.45%     5/15/2006     USD           75            78,015
JPMorgan Chase Commercial Securities Corp.
2004-CB8 A4                                          4.404%     1/12/2039     USD          355           344,794
Kansas City Power & Light Co.                        7.125%    12/15/2005     USD          500           518,110
KB Home                                              5.875%     1/15/2015     USD           40            39,800
Kfw Int'l. Finance Inc.(a)                            6.00%     12/7/2028     GBP          162           361,192
LB-UBS Commercial Mortgage Trust
2003-C1 A4                                           4.394%     3/15/2032     USD          310           304,688
LB-UBS Commercial Mortgage Trust
2003-C8 A3                                            4.83%    11/15/2027     USD           80            81,628
Lubrizol Corp. (The)                                  5.50%     10/1/2014     USD          100           100,777
Markwest Energy Partners L.P.+                       6.875%     11/1/2014     USD           50            51,000
MBNA Master Credit Card Trust 2000-A                  7.35%     7/16/2007     USD          510           513,208
MBNA Master Credit Card Trust 2000-C                2.5625%#     7/15/200     USD          340           340,282
Morgan Stanley Capital 2004-HQ3 A4                    4.80%     1/13/2041     USD          930           932,739
New ASAT Finance Ltd.+                                9.25%      2/1/2011     USD          100            91,250
Phelps Dodge Corp.                                    8.75%      6/1/2011     USD           45            54,937
Quest Diagnostics, Inc.                               7.50%     7/12/2011     USD          125           144,459
Rockwood Specialties Group, Inc.+(a)                 7.625%    11/15/2014     EUR          150           210,259
Scholastic Corp.                                      5.75%     1/15/2007     USD           75            77,776

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2004

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                  INTEREST       MATURITY             CURRENCY              US $
INVESTMENTS                                           RATE           DATE                 (000)            VALUE
----------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.                                 8.375%     3/15/2012     USD          100   $       121,985
Time Warner, Inc.                                    6.125%     4/15/2006     USD           50            51,789
Time Warner, Inc.                                    7.625%     4/15/2031     USD          120           145,628
U.S. Treasury Bond                                    5.25%     2/15/2029     USD        1,789         1,877,192
U.S. Treasury Note                                    3.50%    12/15/2009     USD          393           391,219
U.S. Treasury Note                                    4.00%     6/15/2009     USD          648           660,530
U.S. Treasury Note                                   4.875%     2/15/2012     USD        1,664         1,759,291
U.S. Treasury Strips                           Zero Coupon      8/15/2020     USD        1,182           547,441
Unitedhealth Group Inc.                              3.375%     8/15/2007     USD          119           118,161
Ventas Realty L.P./Ventas Capital Corp.+             6.625%    10/15/2014     USD           75            77,062
Verizon Global Funding Corp.                          7.25%     12/1/2010     USD           90           103,238
Wachovia Bank Commercial Mortgage
2003-C5 A2                                           3.989%     6/15/2035     USD          480           458,586
                                                                                                 ---------------
TOTAL UNITED STATES NOTES & BONDS
(Cost $21,611,428)                                                                                    22,225,970
                                                                                                 ===============
TOTAL LONG-TERM INVESTMENTS (Cost $57,826,572)                                                        65,290,545
                                                                                                 ===============

SHORT-TERM INVESTMENT 5.40%

REPURCHASE AGREEMENT 5.40%

Repurchase Agreement dated 12/31/2004,
1.80% due 1/3/2005 with State Street
Bank & Trust Co. collateralized by
$2,890,000 of United States Treasury
Notes at 3.375% due 1/15/2007; value:
$3,742,264; proceeds: $3,666,654
(Cost $3,666,104)                                                             USD        3,666         3,666,104
                                                                                                 ===============
TOTAL INVESTMENTS IN SECURITIES 101.52%
(Cost $61,492,676)                                                                                    68,956,649
                                                                                                 ===============
LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS (1.52%)                                                                                        (1,030,309)
                                                                                                 ---------------
NET ASSETS 100.00%                                                                               $    67,926,340
                                                                                                 ===============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at December 31, 2004.
(a) Investment in non-U.S. dollar denominated securities (61.43% of total investments). The remaining securities (38.57% of total investments) are invested in U.S. dollar denominated securities.
TBA To be announced. Security on a forward commiment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD  Australian Dollar
CAD  Canadian Dollar
DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
SEK  Swedish Krona
USD  U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL INCOME FUND DECEMBER 31, 2004

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF DECEMBER 31, 2004:

     FORWARD                                             U.S. $ COST ON    U.S. $
FOREIGN CURRENCY          EXPIRATION         FOREIGN       ORIGINATION     CURRENT      UNREALIZED           UNREALIZED
PURCHASE CONTRACTS           DATE           CURRENCY          DATE          VALUE      APPRECIATION         DEPRECIATION
------------------        ----------     ------------    --------------  -----------   ------------         ------------
       CLP                  3/7/2005     582,450,000       $ 1,000,000   $ 1,047,558   $     47,558         $          -
       EUR                  2/3/2005       1,750,000         2,232,212     2,369,560        137,348                    -
       INR                 2/22/2005      44,980,000         1,000,000     1,034,977         34,977                    -
                                                           -----------   -----------   ------------         ------------
TOTAL FORWARD FOREIGN CURRENCY
PURCHASE CONTRACTS                                         $ 4,232,212   $ 4,452,095   $    219,883         $          -
                                                           ===========   ===========   ============         ============

     FORWARD                                               U.S. $ COST     U.S. $
FOREIGN CURRENCY          EXPIRATION         FOREIGN     ON ORIGINATION    CURRENT      UNREALIZED           UNREALIZED
 SALE CONTRACTS              DATE           CURRENCY          DATE          VALUE      APPRECIATION         DEPRECIATION
------------------        ----------     ------------    --------------  -----------   ------------         ------------
       CLP                  3/7/2005     582,450,000       $   995,641   $ 1,047,558   $          -         $     51,917
       EUR                  2/3/2005       1,750,000         2,232,956     2,369,560              -              136,604
       INR                 2/22/2005      44,980,000         1,001,782     1,034,977              -               33,195
                                                           -----------   -----------   ------------         ------------
TOTAL FORWARD FOREIGN CURRENCY SALE CONTRACTS              $ 4,230,379   $ 4,452,095   $          -         $    221,716
                                                           ===========   ===========   ============         ============

Abbreviations:
--------------
CLP Chilean Peso
EUR Euro
INR Indian Rupee

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                            GLOBAL             GLOBAL
                                                                                       EQUITY FUND        INCOME FUND
ASSETS:
   Investments in securities, at cost                                              $    67,224,871    $    61,492,676
---------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                             $    74,499,651    $    68,956,649
   Foreign cash, at value (cost $1,317,602 and $31,728, respectively)                    1,331,210             32,175
   Receivables:
     Interest and dividends                                                                103,389          1,071,641
     Investment securities sold                                                            162,166            917,427
     Capital shares sold                                                                   172,405            200,737
     Appreciation on forward foreign currency exchange contracts                                 -            219,883
   Prepaid expenses and other assets                                                         2,851              3,664
---------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                         76,271,672         71,402,176
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                       664,729          2,777,077
     Capital shares reacquired                                                              18,668             97,250
     Management fee                                                                         46,372             28,358
     12b-1 distribution fees                                                                33,012             32,962
     Fund administration                                                                     2,488              2,277
     Directors' fees                                                                        28,514             53,902
     Depreciation on forward foreign currency exchange contracts                                 -            221,716
   Dividends payable                                                                             -            184,014
   Accrued expenses and other liabilities                                                  127,241             78,280
---------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                       921,024          3,475,836
=====================================================================================================================
NET ASSETS                                                                         $    75,350,648    $    67,926,340
=====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $    69,116,947    $    66,854,198
Undistributed (distributions in excess of) net investment income                           (28,515)         2,051,222
Accumulated net realized loss on investments, futures contracts
   and foreign currency related transactions                                            (1,028,099)        (8,501,740)
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                              7,290,315          7,522,660
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    75,350,648    $    67,926,340
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $    59,915,380    $    55,821,437
Class B Shares                                                                     $     7,817,463    $     5,290,711
Class C Shares                                                                     $     7,157,984    $     6,234,617
Class P Shares                                                                                   -    $         2,216
Class Y Shares                                                                     $       459,821    $       577,359
OUTSTANDING SHARES BY CLASS:
Class A Shares (430 million, and 415 million shares of common stock
   authorized respectively, $.001 par value)                                             5,098,939          7,290,360
Class B Shares (15 million, and 30 million shares of common stock
   authorized respectively, $.001 par value)                                               695,746            689,781
Class C Shares (20 million, and 20 million shares of common stock
   authorized respectively, $.001 par value)                                               636,175            813,017
Class P Shares (20 million, and 20 million shares of common stock
   authorized respectively, $.001 par value)                                                     -                292
Class Y Shares (15 million, and 15 million shares of common stock
   authorized respectively, $.001 par value)                                                39,098             75,374
NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $         11.75    $          7.66
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%, respectively)            $         12.47    $          8.04
Class B Shares-Net asset value                                                     $         11.24    $          7.67
Class C Shares-Net asset value                                                     $         11.25    $          7.67
Class P Shares-Net asset value                                                                   -    $          7.59
Class Y Shares-Net asset value                                                     $         11.76    $          7.66
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                            GLOBAL             GLOBAL
                                                                                       EQUITY FUND        INCOME FUND
INVESTMENT INCOME:
Dividends                                                                          $     1,325,579    $             -
Interest                                                                                    15,835          2,462,463
Securities lending-net                                                                      25,833                388
Foreign withholding tax                                                                    (79,248)            (1,614)
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  1,287,999          2,461,237
---------------------------------------------------------------------------------------------------------------------

EXPENSES:
Management fee                                                                             495,600            328,232
12b-1 distribution plan-Class A                                                            195,881            196,455
12b-1 distribution plan-Class B                                                             66,929             45,475
12b-1 distribution plan-Class C                                                             53,011             56,979
12b-1 distribution plan-Class P                                                                  -              4,107
Shareholder servicing                                                                      361,603            152,003
Professional                                                                                51,242             52,958
Reports to shareholders                                                                     30,997             36,098
Fund administration                                                                         26,432             26,259
Custody                                                                                     64,450             28,928
Directors' fees                                                                              1,186              1,267
Registration                                                                                43,775             52,143
Other                                                                                       43,819              4,835
---------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                           1,434,925            985,739
   Expense reductions                                                                         (590)              (698)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             1,434,335            985,041
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                              (146,336)         1,476,196
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, futures contracts, and foreign
   currency related transactions                                                        11,046,654          3,591,532
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                           (3,011,423)             7,486
=====================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                         8,035,231          3,599,018
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     7,888,895    $     5,075,214
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2004

                                                                                            GLOBAL             GLOBAL
INCREASE IN NET ASSETS                                                                 EQUITY FUND        INCOME FUND
OPERATIONS:
Net investment income (loss)                                                       $      (146,336)   $     1,476,196
Net realized gain on investments, futures contracts, and foreign
   currency related transactions                                                        11,046,654          3,591,532
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities denominated
   in foreign currencies                                                                (3,011,423)             7,486
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     7,888,895          5,075,214
=====================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                 (92,395)        (2,736,170)
   Class B                                                                                       -           (207,059)
   Class C                                                                                       -           (255,610)
   Class P                                                                                       -            (34,759)
   Class Y                                                                                       -            (10,279)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                        (92,395)        (3,243,877)
=====================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                       17,724,658         13,390,292
Reinvestment of distributions                                                               88,463          2,598,512
Cost of shares reacquired                                                              (13,230,915)       (17,114,699)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                             4,582,206         (1,125,895)
=====================================================================================================================
NET INCREASE IN NET ASSETS                                                              12,378,706            705,442
=====================================================================================================================

NET ASSETS:
Beginning of year                                                                       62,971,942         67,220,898
---------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                        $    75,350,648    $    67,926,340
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME                   $       (28,515)   $     2,051,222
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
YEAR ENDED DECEMBER 31, 2004

                                                                                            GLOBAL             GLOBAL
INCREASE IN NET ASSETS                                                                 EQUITY FUND        INCOME FUND
OPERATIONS:
Net investment income                                                              $       169,237    $     1,521,208
Net realized gain on investments and foreign currency related
   transactions                                                                             42,937          3,652,218
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                                    11,618,358          2,529,292
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    11,830,532          7,702,718
=====================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                 (85,217)        (2,661,889)
   Class B                                                                                       -           (147,508)
   Class C                                                                                       -           (174,027)
   Class P                                                                                       -            (76,223)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                        (85,217)        (3,059,647)
=====================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                       20,725,470         16,224,299
Reinvestment of distributions                                                               81,162          2,443,699
Cost of shares reacquired                                                              (13,748,707)       (18,421,931)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                             7,057,925            246,067
=====================================================================================================================
NET INCREASE IN NET ASSETS                                                              18,803,240          4,889,138
=====================================================================================================================

NET ASSETS:
Beginning of year                                                                       44,168,702         62,331,760
---------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                        $    62,971,942    $    67,220,898
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                                $        63,233    $     1,000,291
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $    10.51     $     8.33     $    10.02     $    12.98     $    13.82
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income (loss)(b)                            (.01)           .04            .03           (.02)          (.05)
  Net realized and unrealized gain (loss)                    1.27           2.16          (1.69)         (2.94)           .65
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                         1.26           2.20          (1.66)         (2.96)           .60
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net investment income                                      (.02)          (.02)          (.03)             -              -
  Net realized gain                                             -              -              -              -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                      (.02)          (.02)          (.03)             -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    11.75     $    10.51     $     8.33     $    10.02     $    12.98
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                             11.99%         26.38%        (16.58)%       (22.80)%         4.78%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               2.05%          1.95%          2.29%          1.99%          1.78%

  Expenses, excluding expense
    reductions                                               2.05%          1.95%          2.29%          2.01%          1.79%

  Net investment income (loss)                               (.11)%          .45%           .30%          (.19)%         (.34)%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year (000)                       $   59,915     $   52,828     $   37,555     $   47,016     $   64,288

   Portfolio turnover rate                                 170.93%         56.26%         43.52%         97.27%         41.21%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $    10.10     $     8.04     $     9.70     $    12.65     $    13.60
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment loss(b)                                     (.08)          (.02)          (.03)          (.09)          (.14)
  Net realized and unrealized gain (loss)                    1.22           2.08          (1.63)         (2.86)           .63
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                         1.14           2.06          (1.66)         (2.95)           .49
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net realized gain                                             -              -              -              -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                         -              -              -              -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    11.24     $    10.10     $     8.04     $     9.70     $    12.65
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                             11.29%         25.62%        (17.11)%       (23.32)%         4.12%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               2.69%          2.61%          2.92%          2.62%          2.40%

  Expenses, excluding expense
    reductions                                               2.69%          2.61%          2.92%          2.64%          2.41%

  Net investment loss                                        (.75)%         (.21)%         (.33)%         (.82)%         (.92)%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $    7,818     $    6,033     $    4,208     $    4,568     $    5,615

  Portfolio turnover rate                                  170.93%         56.26%         43.52%         97.27%         41.21%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $    10.11     $     8.06     $     9.73     $    12.69     $    13.63
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment loss(b)                                     (.08)          (.02)          (.03)          (.08)          (.14)
  Net realized and unrealized gain (loss)                    1.22           2.07          (1.64)         (2.88)           .64
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                         1.14           2.05          (1.67)         (2.96)           .50
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net realized gain                                             -              -              -              -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                         -              -              -              -          (1.44)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    11.25     $    10.11     $     8.06     $     9.73     $    12.69
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                             11.28%         25.59%        (17.16)%       (23.33)%         4.19%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               2.69%          2.61%          2.92%          2.62%          2.40%

  Expenses, excluding expense
    reductions                                               2.69%          2.61%          2.92%          2.64%          2.41%

  Net investment loss                                        (.75)%         (.29)%         (.33)%         (.78)%         (.94)%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $    7,158     $    4,111     $    2,406     $    2,262     $    3,027

  Portfolio turnover rate                                  170.93%         56.26%         43.52%         97.27%         41.21%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL EQUITY FUND

                                                                                        10/19/2004(a)
                                                                                              TO
                                                                                          12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $        10.54
                                                                                        ==============

Investment operations:

  Net investment income                                                                              -(e)

  Net realized and unrealized gain                                                                1.22
                                                                                        --------------

    Total from investment operations                                                              1.22
                                                                                        --------------
NET ASSET VALUE, END OF PERIOD                                                          $        11.76
                                                                                        ==============

Total Return(c)                                                                                  11.57%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                                           .33%(d)

  Expenses, excluding expense reductions                                                           .33%(d)

  Net investment income                                                                            .02%(d)

                                                                                        10/20/2004(a)
                                                                                              TO
SUPPLEMENTAL DATA:                                                                        12/31/2004
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                       $          460

  Portfolio turnover rate                                                                       170.93%
======================================================================================================

(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the year.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     7.43     $     6.91     $     6.35     $     6.65     $     7.16
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income(b)                                    .17(e)         .18            .20            .25(e)         .23
  Net realized and unrealized gain (loss)                     .43            .68            .72           (.12)          (.25)
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                          .60            .86            .92            .13           (.02)
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net investment income                                      (.37)          (.34)          (.25)          (.40)             -

  Paid-in capital                                               -              -           (.11)          (.03)          (.49)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                      (.37)          (.34)          (.36)          (.43)          (.49)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.66     $     7.43     $     6.91     $     6.35     $     6.65
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                              8.40%         12.79%         14.90%          1.87%          (.03)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               1.40%          1.35%          1.44%          1.25%          1.25%

  Expenses, excluding expense
    reductions                                               1.40%          1.35%          1.44%          1.29%          1.31%

  Net investment income                                      2.33%          2.43%          3.09%          3.85%          3.42%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $   55,821     $   56,386     $   55,419     $   52,449     $   62,592

  Portfolio turnover rate                                  260.11%        239.18%        216.16%        393.95%        406.50%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     7.45     $     6.92     $     6.37     $     6.67     $     7.17
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income(b)                                    .12(e)         .13            .16            .21(e)         .19
  Net realized and unrealized gain (loss)                     .43            .70            .71           (.12)          (.25)
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                          .55            .83            .87            .09           (.06)
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net investment income                                      (.33)          (.30)          (.22)          (.36)             -

  Paid-in capital                                               -              -           (.10)          (.03)          (.44)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                      (.33)          (.30)          (.32)          (.39)          (.44)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.67     $     7.45     $     6.92     $     6.37     $     6.67
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                              7.58%         12.22%         14.04%          1.28%          (.44)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               2.04%          1.99%          2.06%          1.88%          1.86%

  Expenses, excluding expense
    reductions                                               2.04%          1.99%          2.06%          1.92%          1.92%

  Net investment income                                      1.69%          1.79%          2.42%          3.20%          2.79%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $    5,291     $    3,719     $    2,842     $    1,519     $    1,317

  Portfolio turnover rate                                  260.11%        239.18%        216.16%        393.95%        406.50%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     7.45     $     6.92     $     6.37     $     6.66     $     7.17
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income(b)                                    .12(e)         .13            .17            .21(e)         .19
  Net realized and unrealized gain (loss)                     .43            .70            .71           (.11)          (.26)
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                          .55            .83            .88            .10           (.07)
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net investment income                                      (.33)          (.30)          (.23)          (.36)             -

  Paid-in capital                                               -              -           (.10)          (.03)          (.44)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                      (.33)          (.30)          (.33)          (.39)          (.44)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.67     $     7.45     $     6.92     $     6.37     $     6.66
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                              7.59%         12.29%         14.19%          1.34%          (.73)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               2.04%          1.99%          1.94%          1.84%          1.90%

  Expenses, excluding expense
    reductions                                               2.04%          1.99%          1.94%          1.88%          1.96%

  Net investment income                                      1.69%          1.79%          2.56%          3.23%          2.77%

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $    6,235     $    5,212     $    2,989     $    2,152     $    1,852

  Portfolio turnover rate                                  260.11%        239.18%        216.16%        393.95%        406.50%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     7.39     $     6.87     $     6.32     $     6.62     $     7.16
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income(b)                                    .16(e)         .17            .20            .24(e)         .22
  Net realized and unrealized gain (loss)                     .36            .69            .71           (.11)          (.28)
                                                       ----------     ----------     ----------     ----------     ----------

    Total from investment operations                          .52            .86            .91            .13           (.06)
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from:

  Net investment income                                      (.32)          (.34)          (.25)          (.40)             -

  Paid-in capital                                               -              -           (.11)          (.03)          (.48)
                                                       ----------     ----------     ----------     ----------     ----------

    Total distributions                                      (.32)          (.34)          (.36)          (.43)          (.48)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.59     $     7.39     $     6.87     $     6.32     $     6.62
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(c)                                              7.34%         12.78%         14.82%          1.84%          (.57)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                               1.49%          1.44%          1.51%          1.33%          1.31%(d)

  Expenses, excluding expense
    reductions                                               1.49%          1.44%          1.51%          1.37%          1.37%(d)

  Net investment income                                      2.24%          2.34%          2.96%          3.69%          3.34%(d)

                                                                                  YEAR ENDED 12/31
                                                    -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $        2     $    1,904     $    1,082     $      526     $      229

  Portfolio turnover rate                                  260.11%        239.18%        216.16%        393.95%        406.50%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                                        10/19/2004(a)
                                                                                              TO
                                                                                          12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $         7.38
                                                                                        ==============
Investment operations

  Net investment income(b)                                                                         .04(e)

  Net realized and unrealized gain                                                                 .37
                                                                                        --------------

    Total from investment operations                                                               .41
                                                                                        --------------

Distributions to shareholders from:

  Net investment income                                                                           (.13)
                                                                                        --------------

    Total distributions                                                                           (.13)
                                                                                        --------------
NET ASSET VALUE, END OF PERIOD                                                          $         7.66
                                                                                        ==============

Total Return(c)                                                                                   5.79%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                                           .21%(d)
  Expenses, excluding expense reductions                                                           .21%(d)
  Net investment income                                                                            .57%(d)

                                                                                        10/20/2004(a)
                                                                                              TO
SUPPLEMENTAL DATA:                                                                        12/31/2004
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                       $          577

  Portfolio turnover rate                                                                       260.11%
======================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Class A, B, C, P, and Y shares; and Income Series ("Global Income Fund"), Class A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

    Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized and Unrealized Gain (Loss) on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. Global Income Fund also may use these transactions as an efficient way to gain exposure to short-term interest rates in a particular country instead of investing in securities denominated in the country's currency. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Related Transactions on the Statements of Operations.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of December 31, 2004, there are no open futures contracts.

(i) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(k) MORTGAGE DOLLAR ROLLS-Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Effective June 2004, such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(l) REDEMPTION FEES-Global Equity Fund may impose a 2.00% redemption fee of the NAV of the shares being redeemed or exchanged within ten business days or less after such shares were acquired. This does not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The fees are retained by the Fund and are included as Paid-in Capital on the Statements of Asset and Liabilities and are included in Net Proceeds from Sales of Shares on the Fund's Statement of Changes in Net Assets. During the year ended December 31, 2004, the Fund collected $817 of redemption fees.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

Global Equity Fund          .75%
Global Income Fund          .50%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                       CLASS A          CLASS B          CLASS C        CLASS P
----------------------------------------------------------------------------------
Service                    .25%              .25%             .25%             .20%
Distribution               .10%(1)           .75%             .75%             .25%

(1) In addition, until September 30, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of these prepaid distribution fees as of September 30, 2004 was as follows:

                                 UNAMORTIZED
                                     BALANCE
--------------------------------------------
  Global Equity Fund                $  4,799
  Global Income Fund                       -

This amount will continue to be amortized by Global Equity Fund, generally over a two-year period. The amount of CDSC collected by the Funds during the fiscal year ended December 31, 2004 was as follows:

                                        CDSC
                                   COLLECTED
--------------------------------------------
  Global Equity Fund                 $   394
  Global Income Fund                   2,986

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the year ended December 31, 2004:

                              DISTRIBUTOR                                  DEALERS'
                              COMMISSIONS                               CONCESSIONS
-----------------------------------------------------------------------------------
Global Equity Fund            $    49,798                               $   266,660
Global Income Fund                 18,094                                    89,725

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits and net realized capital gains for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and 2003 are as follows:

                                   GLOBAL EQUITY FUND         GLOBAL INCOME FUND
--------------------------------------------------------------------------------
                             YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                             12/31/2004    12/31/2003    12/31/2004   12/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                $ 92,395      $ 85,217   $ 3,243,877  $ 3,059,647
--------------------------------------------------------------------------------
   Total distributions paid    $ 92,395      $ 85,217   $ 3,243,877  $ 3,059,647
================================================================================

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis are as follows:

                                   GLOBAL EQUITY FUND         GLOBAL INCOME FUND
--------------------------------------------------------------------------------
Undistributed ordinary
  income - net                            $         -                $ 2,105,868
Capital loss carryforwards*                  (577,394)                (7,887,959)
Temporary differences                         (28,515)                   (53,902)
Unrealized gains - net                      6,839,610                  6,908,135
--------------------------------------------------------------------------------
   Total accumulated earnings - net       $ 6,233,701                $ 1,072,142
================================================================================

* As of December 31, 2004, the capital loss carryforward amounts, along with the related expiration dates, are as follows:

                                     2005         2007         2008         2010          TOTAL
-----------------------------------------------------------------------------------------------
Global Equity Fund              $       -  $         -  $         -  $   577,394   $    577,394
Global Income Fund                680,831    1,473,226    2,677,712    3,056,190      7,887,959

As of December 31, 2004, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                    GLOBAL EQUITY FUND         GLOBAL INCOME FUND
---------------------------------------------------------------------------------
Tax cost                                 $  67,675,576              $  62,106,457
---------------------------------------------------------------------------------
Gross unrealized gain                        8,291,157                  6,886,660
Gross unrealized loss                       (1,467,082)                   (36,468)
---------------------------------------------------------------------------------
   Net unrealized security gain          $   6,824,075              $   6,850,192
=================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended December 31, 2004 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                 UNDISTRIBUTED
                                (DISTRIBUTIONS
                                 IN EXCESS OF)         ACCUMULATED
                                NET INVESTMENT        NET REALIZED       PAID-IN
                                        INCOME                LOSS       CAPITAL
--------------------------------------------------------------------------------
Global Equity Fund                 $   146,983          $  111,796  $   (258,779)
Global Income Fund                   2,818,612             121,705    (2,940,317)

The permanent differences are primarily attributable to the net operating loss, the tax treatment of currency gain (loss), the expiration of capital loss carryforwards and the tax treatment of amortization.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2004 are as follows:

                                    U.S.         NON-U.S.            U.S.         NON-U.S.
                              GOVERNMENT       GOVERNMENT      GOVERNMENT       GOVERNMENT
                              PURCHASES*        PURCHASES          SALES*            SALES
------------------------------------------------------------------------------------------
Global Equity Fund         $           -   $  113,242,052   $           -   $  110,290,115
Global Income Fund           129,803,285       43,169,519     133,705,078       43,608,898

* Includes U.S. Government sponsored enterprises securities.

In connection with the securities lending program, State Street Bank & Trust ("SSB") received fees from Global Equity Fund and Global Income Fund of $11,071 and $166, respectively, for the year ended December 31, 2004, which is netted against Securities Lending Income on the Statements of Operations. As of December 31, 2004, there are no securities on loan.

At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Funds' participation in the SSB securities lending program.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period January 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At December 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended December 31, 2004.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as other risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund's return or result in significant losses.

These factors can affect each Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:


GLOBAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                          YEAR ENDED
                                                                DECEMBER 31, 2004                   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,076,592   $    11,492,396         1,847,467   $    17,227,079
Reinvestment of distributions                             8,498            88,463             7,926            81,162
Shares reacquired                                    (1,010,748)      (10,777,785)       (1,341,247)      (11,889,867)
---------------------------------------------------------------------------------------------------------------------
Increase                                                 74,342   $       803,074           514,146   $     5,418,374
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                             243,992   $     2,497,616           209,706   $     1,851,658
Shares reacquired                                      (145,640)       (1,479,850)         (135,772)       (1,186,100)
---------------------------------------------------------------------------------------------------------------------
Increase                                                 98,352   $     1,017,766            73,934   $       665,558
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                             325,101   $     3,320,284           183,026   $     1,646,733
Shares reacquired                                       (95,402)         (973,280)          (75,083)         (672,740)
---------------------------------------------------------------------------------------------------------------------
Increase                                                229,699   $     2,347,004           107,943   $       973,993
---------------------------------------------------------------------------------------------------------------------

                                             PERIOD ENDED
CLASS Y SHARES                         DECEMBER 31, 2004*
---------------------------------------------------------
Shares sold                            39,098   $ 414,362
Shares reacquired                           -           -
---------------------------------------------------------
Increase                               39,098   $ 414,362
---------------------------------------------------------

* For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


GLOBAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                          YEAR ENDED
                                                                DECEMBER 31, 2004                   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,076,914   $     7,962,694         1,170,464   $     8,359,557
Reinvestment of distributions                           305,978         2,261,192           307,572         2,190,320
Shares reacquired                                    (1,679,359)      (12,333,405)       (1,915,454)      (13,622,012)
---------------------------------------------------------------------------------------------------------------------
Decrease                                               (296,467)  $    (2,109,519)         (437,418)  $    (3,072,135)
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                             342,255   $     2,538,197           461,706   $     3,273,220
Reinvestment of distributions                            19,544           144,926            17,910           128,030
Shares reacquired                                      (171,329)       (1,260,647)         (390,810)       (2,741,178)
---------------------------------------------------------------------------------------------------------------------
Increase                                                190,470   $     1,422,476            88,806   $       660,072
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                             278,191   $     2,064,447           406,649   $     2,925,997
Reinvestment of distributions                            24,797           183,832            17,506           125,347
Shares reacquired                                      (189,877)       (1,412,365)         (155,874)       (1,105,614)
---------------------------------------------------------------------------------------------------------------------
Increase                                                113,111   $       835,914           268,281   $     1,945,730
---------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              37,132   $       273,672           234,202   $     1,665,525
Reinvestment of distributions                                 -(a)              3                 -(a)              2
Shares reaquired                                       (294,610)       (2,109,470)         (134,029)         (953,127)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                    (257,478)  $    (1,835,795)          100,173   $       712,400
---------------------------------------------------------------------------------------------------------------------

                                             PERIOD ENDED
CLASS Y SHARES                         DECEMBER 31, 2004*
---------------------------------------------------------
Shares sold                            74,088   $ 551,282
Reinvestment of distributions           1,126       8,559
Shares reacquired                         160       1,188
---------------------------------------------------------
Increase                               75,374   $ 561,029
---------------------------------------------------------

* For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.
(a) Amount represents less than 1 share.

12.  SUBSEQUENT EVENT

For the fiscal year ending December 31, 2005, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

GLOBAL EQUITY FUND

CLASS           % OF AVERAGE DAILY NET ASSETS
---------------------------------------------
A                            1.60%
B                            2.25%
C                            2.25%
Y                            1.25%

GLOBAL INCOME FUND

CLASS           % OF AVERAGE DAILY NET ASSETS
---------------------------------------------
A                            1.30%
B                            1.95%
C                            1.95%
P                            1.40%
Y                            0.95%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT GLOBAL FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Lord Abbett Global Fund, Inc. - Income Series and Equity Series (the "Funds") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Global Fund, Inc. - Income Series and Equity Series as of December 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 22, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION             OTHER
DATE OF BIRTH                   WITH COMPANY      DURING PAST FIVE YEARS        DIRECTORSHIPS
---------------------         --------------------------------------------------------------------
ROBERT S. DOW                 Director since      Managing Partner and      N/A
Lord, Abbett & Co. LLC        1995;               Chief Investment
90 Hudson Street              Chairman since      Officer of Lord Abbett
Jersey City, NJ               1996                since 1996.
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION             OTHER
DATE OF BIRTH                   WITH COMPANY      DURING PAST FIVE YEARS        DIRECTORSHIPS
---------------------         --------------------------------------------------------------------
E. THAYER BIGELOW             Director since      Managing General          Currently serves as
Emmerling                     1994                Partner, Bigelow          director of Adelphia
Communications                                    Media, LLC (since         Communications, Inc.,
41 Madison Ave.                                   2000); Senior Adviser,    Crane Co., and Huttig
Suite 3810                                        Time Warner Inc. (1998    Building Products
New York, NY                                      - 2000); Acting Chief     Inc.
Date of Birth: 10/22/1941                         Executive Officer of
                                                  Courtroom Television
                                                  Network (1997 - 1998);
                                                  President and Chief
                                                  Executive Officer of
                                                  Time Warner Cable
                                                  Programming, Inc.
                                                  (1991 - 1997).

WILLIAM H.T. BUSH             Director since      Co-founder and            Currently serves as
Bush-O'Donnell & Co., Inc.    1998                Chairman of the Board     director of Wellpoint
101 South Hanley Road                             of the financial          Health Networks Inc.
Suite 1250                                        advisory firm of          (since 2002), and
St. Louis, MO                                     Bush-O'Donnell &          Engineered Support
Date of Birth: 7/14/1938                          Company (since 1986).     Systems, Inc. (since
                                                                            2000).

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION             OTHER
DATE OF BIRTH                   WITH COMPANY      DURING PAST FIVE YEARS        DIRECTORSHIPS
---------------------         --------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Director since      Managing Director of      Currently serves as
Monitor Clipper Partners      1998                Monitor Clipper           director of Avondale,
Two Canal Park                                    Partners (since1997)      Inc. and Interstate
Cambridge, MA                                     and President of          Bakeries Corp.
Date of Birth: 10/25/1942                         Clipper Asset
                                                  Management Corp.
                                                  (since 1991), both
                                                  private equity
                                                  investment funds.

JULIE A. HILL                 Director since      Owner and CEO of the      Currently serves as
1280 Bison                    2004                Hillsdale Companies, a    director of Wellpoint
Newport Coast, CA                                 business consulting       Health Networks Inc.;
Date of Birth: 7/16/1946                          firm (since 1998);        Resources Connection
                                                  Founder, President and    Inc; and Holcim (US)
                                                  Owner of the              Inc. (parent company
                                                  Hiram-Hill                Holcim Ltd.)
                                                  and Hillsdale
                                                  Development Companies
                                                  (1998 - 2000).

FRANKLIN W. HOBBS             Director since      Former Chief Executive    Currently serves as
One Equity Partners           2000                Officer of Houlihan       director of Adolph
320 Park Avenue                                   Lokey Howard & Zukin,     Coors Company.
New York, NY                                      an investment bank
Date of Birth: 7/30/1947                          (January 2002 - April
                                                  2003); Chairman of
                                                  Warburg Dillon Read
                                                  (1999 - 2001); Global
                                                  Head of Corporate
                                                  Finance of SBC Warburg
                                                  Dillon Read (1997 -
                                                  1999); Chief Executive
                                                  Officer of Dillon,
                                                  Read & Co. (1994 -
                                                  1997).

C. ALAN MACDONALD             Director since      Retired - General         Currently serves as
P.O. Box 4393                 1988                Business and              director H.J. Baker
Greenwich, CT                                     Governance Consulting     (since 2003).
Date of Birth: 5/19/1933                          (since 1992); formerly
                                                  President and CEO of
                                                  Nestle Foods.

THOMAS J. NEFF                Director since      Chairman of Spencer       Currently serves as
Spencer Stuart                1988                Stuart (U.S.), an         director of Ace, Ltd.
277 Park Avenue                                   executive search          (since 1997) and
New York, NY                                      consulting firm (since    Hewitt Associates,
Date of Birth: 10/2/1937                          1996); President of       Inc.
                                                  Spencer Stuart (1979 -
                                                  1996).

OFFICERS

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                    CURRENT POSITION       LENGTH OF SERVICE              PRINCIPAL OCCUPATION
(DATE OF BIRTH)               WITH COMPANY        OF CURRENT POSITION            DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Chief Executive       Elected in 1995        Managing Partner and Chief Investment
(3/8/1945)                  Officer and                                  Officer of Lord Abbett (since 1996).
                            President

ZANE E. BROWN               Executive Vice        Elected in 1993        Partner and Director of
(12/9/1951)                 President                                    Fixed Income Management, joined Lord
                                                                         Abbett in 1992.

ROBERT I. GERBER            Executive Vice        Elected in 2001        Partner and Director of
(5/29/1954)                 President                                    Taxable Fixed Income Management,
                                                                         joined Lord Abbett in 1997.

ROBERT G. MORRIS            Executive Vice        Elected in 1995        Partner and Director of
(11/6/1944)                 President                                    Equity Investments, joined Lord Abbett
                                                                         in 1991.

ELI M. SALZMANN             Executive Vice        Elected in 2004        Partner and Director of
(3/24/1964)                 President                                    Institutional Equity Investments,
                                                                         joined Lord Abbett in 1997.

HAROLD E. SHARON            Executive Vice        Elected in 2003        Investment Manager and Director,
(9/23/1960)                 President                                    International Core Equity Management,
                                                                         joined Lord Abbett in 2003; formerly
                                                                         Financial Industry Consultant for
                                                                         Venture Capitalist (2001 - 2003); prior
                                                                         thereto Managing Director of Warburg
                                                                         Pincus Asset Management and Credit
                                                                         Suisse Asset Management.

TRACIE E. AHERN             Vice President        Elected in 1999        Partner and Director of
(1/12/1968)                                                              Portfolio Accounting and Operations,
                                                                         joined Lord Abbett in 1999.

JAMES BERNAICHE             Chief Compliance      Elected in 2004        Chief Compliance Officer, joined Lord
(7/28/1956)                 Officer                                      Abbett in 2001; formerly Chief
                                                                         Compliance Officer with Credit Suisse
                                                                         Asset Management.

JOAN A. BINSTOCK            Chief Financial       Elected in 1999        Partner and Chief Operations Officer,
(3/4/1954)                  Officer and Vice                             joined Lord Abbett in 1999.
                            President

DANIEL E. CARPER            Vice President        Elected in 1988        Partner, joined Lord Abbett in 1979.
(1/22/1952)

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                    CURRENT POSITION       LENGTH OF SERVICE              PRINCIPAL OCCUPATION
(DATE OF BIRTH)               WITH COMPANY        OF CURRENT POSITION            DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
PAUL A. HILSTAD             Vice President and    Elected in 1995        Partner and General Counsel,
(12/13/1942)                Secretary                                    joined Lord Abbett in 1995.

LAWRENCE H. KAPLAN          Vice President and    Elected in 1997        Partner and Deputy General
(1/16/1957)                 Assistant Secretary                          Counsel, joined Lord Abbett
                                                                         in 1997.

JERALD LANZOTTI             Vice President        Elected in 1997        Partner and Fixed Income
(6/12/1967)                                                              Investment Manager,
                                                                         joined Lord Abbett in 1996.

A. EDWARD OBERHAUS, III     Vice President        Elected in 1996        Partner and Manager of
(12/21/1959)                                                             Equity Trading, joined Lord
                                                                         Abbett in 1983.

CHRISTINA T. SIMMONS        Vice President and    Elected in 2001        Assistant General Counsel,
(11/12/1957)                Assistant Secretary                          joined Lord Abbett in 1999;
                                                                         formerly Assistant General
                                                                         Counsel of Prudential
                                                                         Investments (1998 - 1999);
                                                                         prior thereto Counsel of
                                                                         Drinker, Biddle & Reath LLP,
                                                                         a law firm.

BERNARD J. GRZELAK          Treasurer             Elected in 2003        Director of Fund
(6/12/1971)                                                              Administration, joined Lord
                                                                         Abbett in 2003; formerly
                                                                         Vice President, Lazard
                                                                         Asset Management LLC;
                                                                         prior thereto Manager of
                                                                         Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors. It is available free upon request.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file each Fund's complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

   TAX INFORMATION

   All of the ordinary income distribution paid by the Global Equity Fund during fiscal 2004 is qualifying dividend income. For corporate shareholders, all of the Global Equity Fund's ordinary income distribution qualified for the dividends received deduction.

[LORD ABBETT(R) LOGO]

     This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied
           by a current Fund Prospectus.
                                                         Lord Abbett Global Fund,Inc.
Lord Abbett Mutual Fund shares are distributed by              Equity Series                        LAGF-2-1204
            LORD ABBETT DISTRIBUTOR LLC                        Income Series                             (2/05)

ITEM 2:      CODE OF ETHICS.

        (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended December 31, 2004 (the "Period").

        (b)  Not applicable.

        (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

        (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

        (e)  Not applicable.

        (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:      AUDIT COMMITTEE FINANCIAL EXPERT.

             The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
Audit Fees {a}                                       $   73,000   $   70,000
Audit-Related Fees {b}                                       22           30
                                                     ----------   ----------
Total audit and audit-related fees                       73,022       70,030
                                                     ----------   ----------

Tax Fees {c}                                             14,129       14,132
All Other Fees {d}                                        - 0 -           37
                                                     ----------   ----------

    Total Fees                                       $   87,151   $   84,199
                                                     ----------   ----------

----------
        {a} Consists of fees for audits of the Registrant's annual financial statements.

        {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

        {c} Fees for the fiscal year ended December 31, 2004 and 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

        {d} Fees for the year ended December 31, 2003 consist of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                    - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
                    - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2004 and 2003 were:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
All Other Fees {a}                                   $  120,650   $   96,900

----------
        {a} Fees for the fiscal years ended December 31, 2004 consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report"). Fees for the fiscal years ended December 31, 2003 consist of fees of $76,900 for the SAS 70 Report and $20,000 for special tax services for Global Equity Fund.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2004 and 2003 were:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
All Other Fees {b}                                   $    - 0 -   $   11,378

----------
        {b} Fees for the fiscal year ended December 31, 2003 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:      AUDIT COMMITTEE OF LISTED REGISTRANTS.

             Not applicable.

ITEM 6:      SCHEDULE OF INVESTMENTS.
             NOT APPLICABLE.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

             Not applicable.

ITEM 9:      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

             Not Applicable

ITEM10:      CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:     EXHIBITS.

     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    LORD ABBETT GLOBAL FUND, INC.


                                    /s/ Robert S. Dow
                                    ---------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    ---------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 14, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    LORD ABBETT GLOBAL FUND, INC.


                                    /s/ Robert S. Dow
                                    ---------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    ---------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 14, 2005